Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2014
NON-CONTROLLING INTERESTS [Abstract]
Non-controlling interest
	December 31, 2013	December 31, 2014
	RMB	RMB
Non-controlling interests in Actoz	286,924	255,751
Non-controlling interests in other subsidiaries	23,443	28,978
	310,367	284,729

Movement of non-controlling interest
	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	257,158	53,310	310,367
Add:
Non-controlling interests arising from business combinations	5,533	1,983	—
Capital contribution to subsidiaries by non-controlling interests*	7,116	194,811	—
Net income (loss) attributable to non-controlling interests	23,165	40,088	(43,875)
Share-based compensation of subsidiaries	8,886	10,449	8,870
Exercise of share options of a subsidiary	4,920	462	283
Non-controlling interest arising from lapse of put option on redeemable non-controlling interest	—	—	13,971
Less:
Currency translation adjustments of subsidiaries	9,444	9,640	(4,170)
Contribution by non-controlling shareholders related to transfer of a portion of subsidiary Eyedentity’s equity from Shanda Games International to Actoz (see Note 4)	(260,077)	—	—
Disposal of a subsidiary	(2,835)	(391)	(1,610)
Change of equity in an affiliated company of a subsidiary	—	15	893
Balance at the end of year	53,310	310,367	284,729

*The capital contribution to subsidiaries by non-controlling interests mainly represents capital contributions from non-controlling shareholders to subsidiaries which are majority-owned. The Group contributed a total amount of RMB15.2 million and RMB221.7 million to the subsidiaries affected by such non-controlling interest contributions for its controlling interests in 2012 and 2013, respectively. For the year ended December 31, 2013, the significant capital contribution by non-controlling interests represented funds raised in a rights offering by the Group’s majority-owned subsidiary Actoz. The Group participated in this rights offering in a pre-emptive fashion to maintain approximately the same percentage of ownership interest in the capital shares of Actoz.